Condensed Schedule Of Investments (U.S. Treasury Notes) (Parenthetical) (USD $)			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 U.S. Treasury Notes, 1.000%, 08/31/2011	Dec. 31, 2010 U.S. Treasury Notes, 0.750%, 11/30/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.875%, 02/29/2012 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 03/31/2011 [Member]	Dec. 31, 2010 U.S. Treasury Notes, 0.875%, 05/31/2011 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.375%, 08/31/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 4.250%, 09/30/2012 [Member]	Dec. 31, 2011 U.S. Treasury Notes, 0.500%, 11/30/2012 [Member]
Investment Owned, Balance, Principal Amount			$ 219,330,000	$ 219,650,000	$ 215,950,000	$ 174,000,000	$ 185,700,000	$ 218,390,000	$ 222,440,000	$ 50,710,000
Investment Interest Rate			1.00%	0.75%	0.875%	0.875%	0.875%	0.375%	4.25%	0.50%
Investment Maturity Date			08/31/2011	11/30/2011	02/29/2012	03/31/2011	05/31/2011	08/31/2012	09/30/2012	11/30/2012
Investment Owned, at Cost	$ 715,093,301	$ 801,144,907